Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	$ 0			$ 0	$ 5.0
Discontinued operations, net of tax	0			(0.5)	8.2
Gains from disposal of discontinued operations, net of tax					10.9
Operating losses					$ 2.7